Property and Equipment - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Property Plant and Equipment [Line Items]
Total Cost	$ 428.8	$ 308.6
Total accumulated depreciation and amortization	(135.1)	(112.1)
Property and equipment, net	293.7	196.5
Rental Fleet
Property Plant and Equipment [Line Items]
Total Cost	396.8	285.1
Total accumulated depreciation and amortization	(120.3)	(100.0)
Machinery and Equipment
Property Plant and Equipment [Line Items]
Total Cost	5.1	3.4
Autos and Trucks
Property Plant and Equipment [Line Items]
Total Cost	6.1	4.6
Leasehold Improvements
Property Plant and Equipment [Line Items]
Total Cost	8.6	7.0
Office Equipment
Property Plant and Equipment [Line Items]
Total Cost	3.0	2.3
Computer Equipment
Property Plant and Equipment [Line Items]
Total Cost	9.2	6.2
Equipment and Leasehold Improvements and Computer Equipment
Property Plant and Equipment [Line Items]
Total accumulated depreciation and amortization	$ (14.8)	$ (12.1)